Schedule of Stockholders' Equity Note, Warrants or Rights, Valuation Assumptions (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($) yr	Aug. 31, 2016 USD ($) yr
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 1			237.00%
Risk-free interest rate	1.21%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 2			240.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 3			0.74%
Dividend yield	0.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 4			0.95%
Estimated fair value per warrant	$ 0.40
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 5			1.5
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 6 | yr			2
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 7			0.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 8			$ 0.09
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 9			$ 0.19
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 1		102.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 2		138.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 3		237.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 4		240.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 5		0.65%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 6		1.27%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 7		0.74%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 8		0.95%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 9		0.46
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 10 | yr		2
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 11		1.5
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 12 | yr		2
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 13		0.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 14		0.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 15		$ 0.09
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 16		0.20
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 17		0.09
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 18		$ 0.19
Minimum [Member]
Expected volatility	100.00%
Expected life	1 year 4 months 10 days
Maximum [Member]
Expected volatility	101.00%
Expected life	2 years